Long-Term Debt - Credit Facilities And Senior Notes (Details) - USD ($) $ in Thousands	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 25, 2019	Oct. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 18, 2019	May 18, 2017	Sep. 15, 2014
Debt Instruments
Restricted cash			$ 50,000	$ 50,000
Weighted average interest rate			3.70%	5.40%	6.40%
Total interest incurred on long-term debt			$ 24,146	$ 46,638	$ 46,884
Line of credit facility, commitment fee amount			$ 0	$ 791	$ 0
$250 Million Senior Unsecured Notes due 2019 (2019 Notes)
Debt Instruments
Principal amount								$ 250,000
Debt Instrument, Maturity Date			Oct. 30, 2019
Senior notes, terms			The 2019 Notes bore interest from the date of the original issue until maturity at a rate of 6.25% per year, payable quarterly in arrears on January 30, April 30, July 30 and October 30 of each year.
Senior notes interest rate			6.25%
Debt Instrument, frequency of payments			quarterly
Repayments of notes payable		$ 204,600
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility)
Debt Instruments
Principal amount						$ 675,000
Credit facility amount drawn down	$ 675,000
Line of credit facility, repayment installments			20
Debt instrument, description of variable rate basis			LIBOR
Maturity Profile			5 years
Loan Margin Percentage			3.00%
Debt Instrument, frequency of payments			quarterly
Vessels provided as collateral			The $675 Million credit facility is secured by, among other things, first priority mortgages on the six LNG vessels in the Partnership's fleet.
Covenant compliance			As of December 31, 2020, the Partnership was in compliance with all financial covenants prescribed in its $675 Million Credit Facility.
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility) | Minimum
Debt Instruments
Restricted cash			$ 50,000
$480 Million Senior Secured Term Loan Facility (Term Loan B)
Debt Instruments
Principal amount							$ 480,000
Debt Instrument, Maturity Date			May 18, 2023
Amount repaid	$ 470,400
Debt instrument, description of variable rate basis			LIBOR
Debt Instrument, frequency of payments			quarterly
Debt instrument, payment percentage			0.25%